Financial Instruments - Maturity of Non Derivative Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Repurchase agreements	$ 2,305.8	$ 3,118.9
Short securities	1,704.6	1,924.8
Amounts due to exchanges, clearing houses and other counterparties	1,501.5	1,461.9
Amounts payable to clients	7,270.8	4,899.1
Trade payables	470.2	16.1
Other creditors	17.3	18.1
Stock lending	4,952.1	2,323.3
Short term borrowings	152.0
Debt securities	3,604.5	2,216.3
Lease liabilities	104.3	57.8
Non-derivative financial liabilities, undiscounted cash flows	22,083.1	16,036.3
On Demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Repurchase agreements	0.0	0.0
Short securities	0.0	1.3
Amounts due to exchanges, clearing houses and other counterparties	1,218.8	1,461.9
Amounts payable to clients	7,270.8	4,899.1
Trade payables	3.6	16.1
Other creditors	6.0	6.5
Stock lending	4,804.5	0.0
Short term borrowings	0.0
Debt securities	0.0	0.0
Lease liabilities	0.0	0.0
Non-derivative financial liabilities, undiscounted cash flows	13,303.7	6,384.9
Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Repurchase agreements	2,305.8	3,118.9
Short securities	1,704.6	1,923.5
Amounts due to exchanges, clearing houses and other counterparties	282.0	0.0
Amounts payable to clients	0.0	0.0
Trade payables	463.4	0.0
Other creditors	4.9	9.8
Stock lending	147.6	2,323.3
Short term borrowings	152.0
Debt securities	1,235.8	440.2
Lease liabilities	3.7	3.4
Non-derivative financial liabilities, undiscounted cash flows	6,299.8	7,819.1
3 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Repurchase agreements	0.0	0.0
Short securities	0.0	0.0
Amounts due to exchanges, clearing houses and other counterparties	0.7	0.0
Amounts payable to clients	0.0	0.0
Trade payables	3.2	0.0
Other creditors	4.1	1.8
Stock lending	0.0	0.0
Short term borrowings	0.0
Debt securities	883.8	868.2
Lease liabilities	10.3	10.4
Non-derivative financial liabilities, undiscounted cash flows	902.1	880.4
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Repurchase agreements	0.0	0.0
Short securities	0.0	0.0
Amounts due to exchanges, clearing houses and other counterparties	0.0	0.0
Amounts payable to clients	0.0	0.0
Trade payables	0.0	0.0
Other creditors	2.3	0.0
Stock lending	0.0	0.0
Short term borrowings	0.0
Debt securities	1,434.9	889.4
Lease liabilities	52.9	31.5
Non-derivative financial liabilities, undiscounted cash flows	1,490.1	920.9
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Repurchase agreements	0.0	0.0
Short securities	0.0	0.0
Amounts due to exchanges, clearing houses and other counterparties	0.0	0.0
Amounts payable to clients	0.0	0.0
Trade payables	0.0	0.0
Other creditors	0.0	0.0
Stock lending	0.0	0.0
Short term borrowings	0.0
Debt securities	50.0	18.5
Lease liabilities	37.4	12.5
Non-derivative financial liabilities, undiscounted cash flows	$ 87.4	$ 31.0